Consolidated Statements of Shareholder's Equity - 10-K - USD ($) $ in Millions	Total	Common stock	Additional paid- in capital	Accumulated other comprehensive loss	Accumulated deficit
Balance at beginning of period at Dec. 31, 2018	$ 956	$ 1	$ 4,333	$ (81)	$ (3,297)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	63			(12)	75
Balance at end of period at Dec. 31, 2019	1,019	1	4,333	(93)	(3,222)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	108			23	85
Forgiveness of related party debt	300		300
Balance at end of period at Dec. 31, 2020	1,427	1	4,633	(70)	(3,137)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	73			12	61
Balance at end of period at Jun. 30, 2021	1,500	1	4,633	(58)	(3,076)
Balance at beginning of period at Dec. 31, 2020	1,427	1	4,633	(70)	(3,137)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	166			12	154
Balance at end of period at Dec. 31, 2021	1,593	1	4,633	(58)	(2,983)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	65			4	61
Balance at end of period at Jun. 30, 2022	$ 1,658	$ 1	$ 4,633	$ (54)	$ (2,922)